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                         UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549
                             Form 13F
                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/06
                                                --------
Check here if Amendment [x]; Amendment Number: 31

This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Neumeier Investment Counsel LLC
      -------------------------------
Address: 26435 Carmel Rancho Blvd., Suite 200
         ------------------------------------
         Carmel, CA  93923
         ------------------------------------
Form 13F File Number: 28-4792
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Neumeier
       ---------------------------------------------
Title: President
       ---------------------------------------------
Phone: 831-625-6355
       ---------------------------------------------
Signature, Place, and Date of Signing:

/s/ PETER NEUMEIER     Carmel, California    2/14/07
------------------     ------------------    -------
[Signature] [City, State] [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
   ------------------------------------
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
                                        ---------
Form 13F Information Table Entry Total:     34
                                         ---------
Form 13F Information Table Value Total:   $218477
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the] column headings and list entries.]

No. Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
---------------------------------------
[Repeat as necessary.]

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
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                         FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4          COLUMN 5             COL. 6     COLUMN 7         COLUMN 8
--------------             -------- ---------  --------  --------------------------   -------    --------  -----------------------
                                                                                                               VOTING AUTHORITY
                            TITLE                                                                          -----------------------
                             OF                 VALUE    SHARES/    SH/      PUT/     INVSTMT     OTHER
NAME OF ISSUER              CLASS     CUSIP    (x$1000)  PRN AMT    PRN      CALL     DSCRETN    MANAGERS    SOLE    SHARED   NONE
--------------             -------- ---------  --------  --------  -------  -------   --------   --------  --------  ------   ----
American Commercial Lines    COM    025195207      6843    104450                       104450                 52100  52350
Barnes Group Inc.            COM    067806109     10659    490050                       490050                234400 255650
Brady Corporation            COM    104674106      8220    220500                       220500                111600 108900
Brightpoint Inc.             COM    109473405      6295    468000                       468000                290300 177700
Cal Dive International
Inc.                         COM    12802T101      8346    665000                       665000                341300 323700
Casey's General Stores,
Inc.                         COM    147528103      4269    181265                       181265                149750  31515
Cato Corporation             COM    149205106      1709     74600                        74600                 51000  23600
Colonial BancGroup Inc.      COM    195493309      5213    202525                       202525                105500  97025
Columbia Sportswear Co.      COM    198516106      1838     33000                        33000                 33000      0
Columbus McKinnon Corp.      COM    199333105      4940    235000                       235000                162100  72900
Curtiss-Wright Corp.         COM    231561101      7134    192400                       192400                106600  85800



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


COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4          COLUMN 5             COL. 6     COLUMN 7         COLUMN 8
--------------             -------- ---------  --------  --------------------------   -------    --------  -----------------------
                                                                                                               VOTING AUTHORITY
                            TITLE                                                                          -----------------------
                             OF                 VALUE    SHARES/    SH/      PUT/     INVSTMT     OTHER
NAME OF ISSUER              CLASS     CUSIP    (x$1000)  PRN AMT    PRN      CALL     DSCRETN    MANAGERS    SOLE    SHARED   NONE
--------------             -------- ---------  --------  --------  -------  -------   --------   --------  --------  ------   ----
Federated Investors Inc.     COM    314211103      9514    281650                       281650                101900 179750
FTI Consulting               COM    302941109      5642    202300                       202300                102300 100000
Graco Inc.                   COM    384109104      1197     30200                        30200                 14400  15800
Headwaters Inc.              COM    42210P102      3013    125775                       125775                 59400  66375
Helix Energy Solutions
Group                        COM    42330P107      4964    158242                       158242                 96246  61996
Holly Corporation            COM    435758305      2596     50500                        50500                 24100  26400
IPC Holdings Ltd.            COM    G4933P101     11363    361293                       361293                177018 184275
Jack Henry & Associates
Inc.                         COM    426281101      4575    213800                       213800                100850 112950
Jacobs Engineering Group     COM    469814107      9160    112335                       112335                 58750  53585
JB Hunt Transport Services   COM    445658107      4324    208200                       208200                114800  93400
Kaydon Corporation           COM    486587108     10175    256050                       256050                122400 133650
Kirby Corporation            COM    497266106     13386    392200                       392200                193800 198400
Korn/Ferry International     COM    500643200      7492    326325                       326325                175600 150725
Ladish Co Inc.               COM    505754200     10284    277350                       277350                139300 138050
Marten Transport Ltd.        COM    573075108      9379    503700                       503700                252900 250800
Newfield Exploration         COM    651290108      4027     87650                        87650                 51800  35850



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

                         FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4          COLUMN 5             COL. 6     COLUMN 7         COLUMN 8
--------------             -------- ---------  --------  --------------------------   -------    --------  -----------------------
                                                                                                               VOTING AUTHORITY
                            TITLE                                                                          -----------------------
                             OF                 VALUE    SHARES/    SH/      PUT/     INVSTMT     OTHER
NAME OF ISSUER              CLASS     CUSIP    (x$1000)  PRN AMT    PRN      CALL     DSCRETN    MANAGERS    SOLE    SHARED   NONE
--------------             -------- ---------  --------  --------  -------  -------   --------   --------  --------  ------   ----
Nuveen Investments Inc.      CLA    67090F106      7874    151770                       151770                80100    71670
Platinum Underwriters        COM    G7127P100      8543    276125                       276125               159000   117125
RPC Inc.                     COM    749660106      2569    152169                       152169                91136    61033
Superior Energy Service      COM    868157108      8336    255075                       255075               129400   125675
Tetra Technologies Inc.      COM    88162F105      5202    203375                       203375               103100   100275
World Fuel Services Corp.    COM    981475106      1497     33675                        33675                18500    15175
Zebra Technologies Corp.     COM    989207105      7899    227050                       227050               112300   114750

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